422 Fleming Street, Suite 7

Key West, Florida 33040

866-862-1719 (P) (F)

May 21, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re:    Timothy Plan, Post-Effective Amendment No. 55 to Registration Statement on Form N-1A

Securities Act File No. 033-73248

Investment Company Act File No. 811-08228

Ladies and Gentlemen:

I am counsel to the above-referenced registrant, which proposes to file, pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, the above-referenced Post-Effective Amendment to its registration statement.

This Amendment is being filed to submit exhibits containing interactive data format risk/return summary information that mirrors the risk/return summary information in Post-Effective Amendment No. 54.

I have reviewed the amendment and represent it does not contain disclosures that would render it ineligible to become effective pursuant to paragraph (b) of Rule 485.

Any questions or comments on the Amendment should be directed to the undersigned at the above-listed number.

Very truly yours,

/s/ David D. Jones
David D. Jones, Esq.